SEGMENT INFORMATION (Details Narrative) - Revenue Benchmark [Member] - Customer Concentration Risk [Member] - Customer [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue, Major Customer [Line Items]
Concentration risk, percentage	18.50%	18.50%
MOROCCO
Revenue, Major Customer [Line Items]
Concentration risk, percentage	32.50%	32.50%
MALI
Revenue, Major Customer [Line Items]
Concentration risk, percentage	20.90%	20.90%
BURKINA FASO
Revenue, Major Customer [Line Items]
Concentration risk, percentage	10.00%	10.00%
Other [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	1.60%	1.60%